                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05999
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Bayard D. Waring        Wellesley, Massachusetts    November 5, 2007
   -----------------------------    -------------------------   -------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 133
                                        --------------------

Form 13F Information Table Value Total: $81,991
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1.        28-05993                     Philip B. Waring
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

               COLUMN 1                       COLUMN 2       COLUMN 3  COLUMN 4   COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
                                                                       VALUE   SHARES/ SH/PUT/ Investment  Other   Voting Authority
            NAME OF ISSUER                 TITLE OF CLASS    CUSIP     (X1000) PRN AMT PRNCALL Discretion Managers       Shared None
Advanced Micro Devices                     COM               007903107       2     150      SH      OTHER      1      150   0     0
ALLEGHENY TECHNOLOGIES INC                 COM               01741R102    3848   35000      SH      OTHER      1    35000   0     0
AMERICAN CAP STRATEGIES LTD                COM               '024937104   1068   25000      SH      OTHER      1    25000   0     0
AMERICAN CAPITAL STRATEGIES                COM               24937104      171    4000      SH      OTHER      1     4000   0     0
AMERIGAS PARTNERS L P                      COM               '030975106   1964   55000      SH      OTHER      1    55000   0     0
ANADIGICS INC                              COM               '032515108    362   20000      SH      OTHER      1    20000   0     0
APPLE INC                                  COM               '037833100   3071   20000      SH      OTHER      1    20000   0     0
APPLIED MATERIALS INC                      COM               '038222105    207   10000      SH      OTHER      1    10000   0     0
Aqua America                               COM               03836W103       6     250      SH      OTHER      1      250   0     0
ARCHER DANIELS MIDLAND CO                  COM               '039483102    331   10000      SH      OTHER      1    10000   0     0
AT+T INC                                   COM               00206R102     846   20000      SH      OTHER      1    20000   0     0
BANK AMER CORP                             COM               '060505104    754   15000      SH      OTHER      1    15000   0     0
BANK OF AMERICA CORP                       COM               60505104      302    6000      SH      OTHER      1     6000   0     0
BE AEROSPACE INC                           COM               '073302101    831   20000      SH      OTHER      1    20000   0     0
BHP BILLITON LTD                           SPONSORED ADR     '088606108    236   30000      SH      OTHER      1    30000   0     0
BHP BILLITON LTD SPONSORED ADR             SPONSORED ADR     '088606108    472    6000      SH      OTHER      1     6000   0     0
BOEING CO                                  COM               '097023105   2100   20000      SH      OTHER      1    20000   0     0
BUCKEYE PARTNERS L P                       UNIT LTD PARTN    '118230101   1468   30000      SH      OTHER      1    30000   0     0
BURLINGTON NORTHN SANTA FE                 COM               12189T104    2435   30000      SH      OTHER      1    30000   0     0
CAMECO CORP                                COM               13321L108     462   10000      SH      OTHER      1    10000   0     0
CANETIC RES TR                             COM               '137513107    536   35000      SH      OTHER      1    35000   0     0
CB RICHARD ELLIS GROUP INC                 COM               12497T101     835   30000      SH      OTHER      1    30000   0     0
CHICAGO BRDG + IRON CO N V                 NY REGISTRY SH    '167250109    861   20000      SH      OTHER      1    20000   0     0
CISCO SYS INC                              COM               17275R102    1490   45000      SH      OTHER      1    45000   0     0
CISCO SYSTEMS INC COM                      COM               17275R102     265    8000      SH      OTHER      1     8000   0     0
CLOROX CO                                  COM               '189054109    305    5000      SH      OTHER      1     5000   0     0
CORNING INC                                COM               '219350105    740   30000      SH      OTHER      1    30000   0     0
CORNING INC COM                            COM               219350105     173    7000      SH      OTHER      1     7000   0     0
CURRENCYSHARES AUSTRALIAN DLR              AUSTRALIAN DOLLAR 23129U101     223    2500      SH      OTHER      1     2500   0     0
CURRENCYSHARES EURO TR                     EURO SHS          23130C108     358    2500      SH      OTHER      1     2500   0     0
CURRENCYSHARES SWISS FRANC TR              SWISS FRANC SHS   23129V109     215    2500      SH      OTHER      1     2500   0     0
CVS CAREMARK CORP                          COM               '126650100    396   10000      SH      OTHER      1    10000   0     0
DUKE ENERGY HLDG CORP                      COM               26441C105     187   10000      SH      OTHER      1    10000   0     0
DYNEGY INC DEL                             CL A              26817G102       2     180      SH      OTHER      1      180   0     0
EAGLE BULK SHIPPING INC                    COM               Y2187A101     180    7000      SH      OTHER      1     7000   0     0
EMC CORP                                   COM               '268648102    520   25000      SH      OTHER      1    25000   0     0
EMERSON ELEC CO                            COM               '291011104   1597   30000      SH      OTHER      1    30000   0     0
ENERGY EAST CORP                           COM               29266M109     541   20000      SH      OTHER      1    20000   0     0
ENERGY EAST CORP COM                       COM               29266M109     108    4000      SH      OTHER      1     4000   0     0
Enerplus Resources                         UNIT TR G NEW     29274D604       9     200      SH      OTHER      1      200   0     0
ENERPLUS RESOURCES FUND                    UNIT TR G NEW     29274D604    1652   35000      SH      OTHER      1    35000   0     0
ENERPLUS RESOURCES FUND TR UNIT SER G      UNIT TR G NEW     29274D604     189    4000      SH      OTHER      1     4000   0     0
Fording Canadian Coal                      TR UNIT           345425102      12     300      SH      OTHER      1      300   0     0
FOSTER WHEELER LTD                         SHS NEW           G36535139    5908   45000      SH      OTHER      1    45000   0     0
Frontline                                  SHS               G3682E127       7     150      SH      OTHER      1      150   0     0
Goldman Sachs Series C                     COM               38141G104      29    1200      SH      OTHER      1     1200   0     0
H + Q HEALTHCARE FD                        SHS BEN INT       '404052102    346   20000      SH      OTHER      1    20000   0     0
India Fund                                 COM               454089103       5     100      SH      OTHER      1      100   0     0
ING GROEP N V                              SPONSORED ADR     '456837103    276    6219      SH      OTHER      1     6219   0     0
INTEL CORP                                 COM               '458140100    647   25000      SH      OTHER      1    25000   0     0
INTEL CORP COM                             COM               458140100      52    2000      SH      OTHER      1     2000   0     0
ishares EAFE                               MSCI EAFE IDX     464287465      33     400      SH      OTHER      1      400   0     0
ISHARES INC                                MSCI BRAZIL       '464286400    736   10000      SH      OTHER      1    10000   0     0
ISHARES INC                                MSCI SINGAPORE    '464286673    445   30000      SH      OTHER      1    30000   0     0
Ishares Inc MSCI Pacific Ex Japan Index Fd MSCI PAC J IDX    464286665      50     300      SH      OTHER      1      300   0     0
ISHARES MSCI BRAZIL INDEX FUND             MSCI BRAZIL       464286400     221    3000      SH      OTHER      1     3000   0     0
Ishares MSCI Germany                       MSCI GERMANY      464286806      31     900      SH      OTHER      1      900   0     0
Ishares MSCI Malaysia                      MSCI MALAYSIA     464286830      14    1200      SH      OTHER      1     1200   0     0
ISHARES MSCI SINGAPORE ETF                 MSCI SINGAPORE    464286673     148   10000      SH      OTHER      1    10000   0     0

Ishares MSCI Singapore Index Fund          MSCI SINGAPORE    464286673      15    1000      SH      OTHER      1     1000   0     0
Ishares Tr Dow Jones Select Dividend Index
 FD                                        DJ SEL DIV INX    464287168      42     600      SH      OTHER      1      600   0     0
Ishares Tr Dow Jones US Healthcare         DJ US HEALTHCARE  464287762      28     400      SH      OTHER      1      400   0     0
Ishares TR Dow Jones US Industrial Sector
 Index                                     DJ US INDUSTRIAL  464287754      23     300      SH      OTHER      1      300   0     0
Ishares Tr MSCI Emerging Markets           MSCI EMERG MKT    464287234      30     200      SH      OTHER      1      200   0     0
Ishares Tr Russell 1000 Growth Index Fund  RUSSELL 1000 GRW  464287614      37     600      SH      OTHER      1      600   0     0
Ishares Tr Russell 1000 Value Index Fund   RUSSELL 1000 VAL  464287598      26     300      SH      OTHER      1      300   0     0
Ishares Tr Russell 2000 Value Index Fund   RUSSELL 2000 VAL  464287630      30     400      SH      OTHER      1      400   0     0
Ishares Tr S&P 500/BARRA Value (IVE)       S&P VALUE         464287408      24     300      SH      OTHER      1      300   0     0
Ishares TR S&P Global Financial Sector     S&P GBL FIN       464287333      36     400      SH      OTHER      1      400   0     0
Ishares TR S&P Global Materials            S&P GL MATERIA    464288695      32     400      SH      OTHER      1      400   0     0
Ishares Tr S&P Latin America 40 Index      S&P LAT AM 40     464287390      48     200      SH      OTHER      1      200   0     0
IShares Trust DJ US Healthcare             DJ US HEALTHCR    464287762      11     150      SH      OTHER      1      150   0     0
JOHNSON + JOHNSON                          COM               '478160104    329    5000      SH      OTHER      1     5000   0     0
KINDER MORGAN ENERGY PARTNERS              UT LTD PARTNER    '494550106    494   10000      SH      OTHER      1    10000   0     0
KINDER MORGAN ENERGY PARTNERS              UT LTD PARTNER    494550106     198    4000      SH      OTHER      1     4000   0     0
LAZARD GLB TTL RTN + INCM FD               COM               52106W103    1342   60283      SH      OTHER      1    60283   0     0
Lazard Global Total Return & Income        COM               52106W103       9     400      SH      OTHER      1      400   0     0
LAZARD LTD                                 SHS A             G54050102     424   10000      SH      OTHER      1    10000   0     0
MCDERMOTT INTL INC                         COM               '580037109   1622   30000      SH      OTHER      1    30000   0     0
MEMC ELECTR MATLS INC                      COM               '552715104   2354   40000      SH      OTHER      1    40000   0     0
MICROSOFT CORP                             COM               '594918104    295   10000      SH      OTHER      1    10000   0     0
Morgan Stanley Asia Pacific Fund           COM               61744U106      22    1000      SH      OTHER      1     1000   0     0
NOBLE CORPORATION (CAYMAN ISLAND)          SHS               G65422100     294    6000      SH      OTHER      1     6000   0     0
NORTHERN TRUST CORP                        COM               '665859104    331    5000      SH      OTHER      1     5000   0     0
NUCOR CORP                                 COM               '670346105    892   15000      SH      OTHER      1    15000   0     0
ORACLE CORP                                COM               68389X105     217   10000      SH      OTHER      1    10000   0     0
ORACLE CORP COM                            COM               68389X105     108    5000      SH      OTHER      1     5000   0     0
Penn West Energy Trust                     TR UNIT           707885109       7     240      SH      OTHER      1      240   0     0
PEPSICO INC                                COM               '713448108    733   10000      SH      OTHER      1    10000   0     0
Powershares Aerospace & Defense            AERSPC DEF PTF    73935X690      28    1200      SH      OTHER      1     1200   0     0
Powershares Excange Traded TR Dynamic      DYMN MC VAL       73935X880      40    2000      SH      OTHER      1     2000   0     0
PRAXAIR INC                                COM               74005P104    2094   25000      SH      OTHER      1    25000   0     0
PROCTER AND GAMBLE CO                      COM               '742718109   3517   50000      SH      OTHER      1    50000   0     0
PROLOGIS SBI                               SH BEN INT        743410102     199    3000      SH      OTHER      1     3000   0     0
ProShares Trust Short Dow 30 ETF           SHORT DOW 30      74347R701      17     300      SH      OTHER      1      300   0     0
ProShares Trust Ultrashort Financials      ULTRASHRT FINL    74347R628       8     100      SH      OTHER      1      100   0     0
PROVIDENT ENERGY TR                        TR UNIT           74386K104     317   25000      SH      OTHER      1    25000   0     0
PROVIDENT ENERGY TRUST UNITS               TR UNIT           74386K104      95    7500      SH      OTHER      1     7500   0     0
QUALCOMM INC                               COM               '747525103    211    5000      SH      OTHER      1     5000   0     0
QUALCOMM INC COM                           COM               747525103     127    3000      SH      OTHER      1     3000   0     0
QUESTAR CORP                               COM               '748356102    525   10000      SH      OTHER      1    10000   0     0
SCHLUMBERGER LTD                           COM               '806857108   3675   35000      SH      OTHER      1    35000   0     0
SCHLUMBERGER LTD NV COM                    COM               806857108     525    5000      SH      OTHER      1     5000   0     0
Senior Housing Property Trust              SH BEN INT        81721M109       3     150      SH      OTHER      1      150   0     0
Ship Finance                               SHS               G81075106       8     300      SH      OTHER      1      300   0     0
SHIP FINANCE INTL                          SHS               G81075106     263   10000      SH      OTHER      1    10000   0     0
SPDR SER TR                                KBW INS ETF       78464A789     573   10000      SH      OTHER      1    10000   0     0
SPECTRA ENERGY CORP                        COM               '847560109    122    5000      SH      OTHER      1     5000   0     0
Streettracks Gold Trust                    GOLD SHS          863307104       7     100      SH      OTHER      1      100   0     0
SUNCOR ENERGY INC                          COM               '867229106   3792   40000      SH      OTHER      1    40000   0     0
SUNCOR ENERGY INC COM                      COM               867229106     284    3000      SH      OTHER      1     3000   0     0
TAIWAN SEMICONDUCTOR MFG SPONSORED ADR     SPONSORED ADR     874039100     105   10350      SH      OTHER      1    10350   0     0
Teco Energy                                COM               872375100       7     400      SH      OTHER      1      400   0     0
TECO ENERGY INC                            COM               '872375100    411   25000      SH      OTHER      1    25000   0     0
TEXAS INSTRS INC                           COM               '882508104    915   25000      SH      OTHER      1    25000   0     0
THERMO FISHER SCIENTIFIC INC               COM               '883556102    577   10000      SH      OTHER      1    10000   0     0
THERMO FISHER SCIENTIFIC INC               COM               883556102     289    5000      SH      OTHER      1     5000   0     0
TITANIUM METALS CORP                       NEW               '888339207    671   20000      SH      OTHER      1    20000   0     0
TOTAL SA                                   SPONSORED ADR     '89151E109    405    5000      SH      OTHER      1     5000   0     0
TRANSCANADA CORP                           COM               89353D107     366   10000      SH      OTHER      1    10000   0     0
TRANSCANADA CORP COM                       COM               89353D107     183    5000      SH      OTHER      1     5000   0     0

TRANSOCEAN INC                             ORD               G90078109    2826   25000      SH      OTHER      1    25000   0     0
UNITED TECHNOLOGIES CORP                   COM               '913017109   2414   30000      SH      OTHER      1    30000   0     0
UNITED TECHNOLOGIES CORP                   COM               913017109     483    6000      SH      OTHER      1     6000   0     0
UNITEDHEALTH GROUP INC                     COM               91324P102     170    3500      SH      OTHER      1     3500   0     0
VALERO ENERGY CORP                         COM               91913Y100    1344   20000      SH      OTHER      1    20000   0     0
VALERO ENERGY CORP (NEW) COM               COM               91913Y100     336    5000      SH      OTHER      1     5000   0     0
VERIZON COMMUNICATIONS                     COM               92343V104     886   20000      SH      OTHER      1    20000   0     0
WACHOVIA CORP 2ND NEW                      COM               '929903102    752   15000      SH      OTHER      1    15000   0     0
Wisdom tree Intl Industrial Sector         INTL INDUSTRIAL   97717W679      31     900      SH      OTHER      1      900   0     0
Wisdomtree Intl Midcap Div.                INTL MIDCAP DIV   97717W778      36     500      SH      OTHER      1      500   0     0
XTO ENERGY INC                             COM               98385X106     618   10000      SH      OTHER      1    10000   0     0
ZIMMER HOLDINGS INC                        COM               98956P102     405    5000      SH      OTHER      1     5000   0     0
                                                                        81,991